WARRANTS	12 Months Ended
Dec. 31, 2013
Warrants and Rights Note Disclosure [Abstract]
Warrants [Text Block]
Note 11 - Warrants

Pursuant to an agreement, on November 11, 2013, certain founders returned to the Company 2,043,835 shares of common stock in exchange for 2,043,835 of warrants. The warrants have an exercise price of $0.001 per share and have a life of 7 years. In addition, the warrants have a cashless exercise provision and were fully vested on the date of the grant. The Company determined that the exchange was a modification of a previously granted equity instrument whereby a gain or loss is calculated as the incremental difference between the fair value of the warrants and the fair value of the shares of common stock returned. The fair value of the warrants was determined using the Black-Scholes fair value model. Since the fair value of the warrants was less than the common stock returned, no incremental charge was required to be recorded for the year ended December 31, 2013. Subsequent to the returning of the shares to the Company retired such shares.